Personnel Expenses (Details) - Schedule of personnel expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of personnel expenses [Abstract]
Remuneration	$ 261,933	$ 258,918	$ 254,886
Bonuses, incentives and variable compensation	96,358	95,677	108,309
Gratifications	29,738	28,167	27,889
Lunch and health benefits	24,893	27,388	27,618
Staff severance indemnities	16,222	22,994	35,100
Training expenses	2,055	1,832	3,626
Other personnel expenses	19,753	22,200	18,171
Total	$ 450,952	$ 457,176	$ 475,599